Financial instruments and risk management	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Financial instruments and risk management

17.	Financial instruments and risk management

Financial instruments

Fair values are determined directly by reference to published price quotation in an active market, when available, or by using a valuation technique that uses inputs observed from relevant markets.

The three levels of the fair value hierarchy are described below:

Level 1 -	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2 -	Inputs that are observable, either directly or indirectly, but do not qualify as Level 1 inputs (i.e., quoted prices for similar assets or liabilities)
Level 3 -	Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to determining the estimate.

The carrying value of cash, trade receivables and accounts payable and accrued liabilities approximates their fair value due to their short terms to maturity. The accounts receivable associated with provisional pricing arrangements are a Level 2 fair value estimate and are valued based upon observable WO3 forward prices as of the reporting date. The fair value of long-term debt is a Level 2 fair value estimate and is not materially different from the carrying value based on current market rates of interest, or interest rates set at relatively short time intervals. The fair value of derivative assets, warrant liabilities and derivative liabilities are a Level 3 fair value estimate and the carrying value is based on a Black-Scholes market estimate.

Financial risk management objectives and policies

Almonty’s activities expose it to a variety of financial risks: market risk (including interest rate risk and foreign exchange risk), credit risk and liquidity risk. Almonty’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

(a)	Market risk

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in market interest rates. Almonty’s exposure to the risk of changes in market interest rates relates to cash at banks and long-term debt with a floating interest rate. Of the long-term debt, $105,439 is subject to floating interest rates and $753,927 is subject to fixed interest rates. A portion of the floating-rate debt totaling $1,436 is subject to a fixed spread over the 6- and 12-month EURIBOR. A change of 100 basis points (1.0%) in the EURIBOR would result in a $14 change in annual interest costs. The remaining floating rate debt of $104,003 is based on a fixed spread over the three-month SOFR. A change of 100 basis points (1.0%) in the three-month SOFR would result in a $1,040 change in annual interest costs. All figures provided in this risk factor are as at September 30, 2026.

Foreign currency risk

Foreign exchange risk arises from monetary financial assets and liabilities denominated in currencies other than the functional currency of the respective entity within the Company.

Effective June 1, 2026, the functional currency of Almonty Industries Inc. changed from CAD to USD (see Note 2). The Company’s presentation currency remains the Canadian dollar. The Company is primarily exposed to fluctuations in the Canadian dollar, Euro and Australian dollar relative to the U.S. dollar, while certain subsidiaries continue to have functional currencies of the Canadian dollar, Euro and Korean Won (“KRW”). The Company does not currently enter into foreign exchange contracts to hedge its foreign currency exposures.

The Company’s USD functional currency businesses have the following financial instruments denominated in foreign currencies, expressed in the presentation currency as at September 30, 2026:

	CAD	EURO
Financial assets
Cash	211	89
Taxes recoverable	1,141	-

Financial liabilities
Accounts payable and accrued liabilities	(8,033)	-
Long-term debt	(8,250)	-

Net financial liabilities	(14,931)	89

A 5.0% change in the value of the CAD relative to the above currencies would change net income for the nine months ended September 30, 2026 by approximately $(742).

The Company’s Euro functional currency businesses have the following financial instruments denominated in foreign currencies, expressed in the presentation currency as at September 30, 2026:

USD
Financial assets
Cash	41
Trade receivables	13,066

Net financial assets	13,107

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

A 5.0% change in the value of the Euro relative to the above currencies would change net income for the nine months ended September 30, 2026 by approximately $655.

The Company’s KRW functional currency businesses have the following financial instruments denominated in foreign currencies, expressed in the presentation currency as at September 30, 2026:

USD
Financial assets
Cash	1,993

Financial liabilities
Accounts payable and accrued liabilities	(1,367)
Long-term debt	(134,945)

Net financial liabilities	(134,319)

A 5.0% change in the value of the KRW relative to the above currencies would change net income for the nine months ended September 30, 2026 by approximately $(6,716).

(b)	Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. Financial instruments that potentially subject the Company to credit risk consist of cash, trade receivables and deposits.

The Company manages credit risk by depositing surplus cash with major banks of high-quality credit standing, in interest-bearing accounts that earn interest at floating rates. Trade receivables represent amounts receivable related to delivery of concentrate that have not been settled and are with the Company’s customers, all of whom have good credit ratings and the Company has not experienced any credit issues with any of its customers. Other assets include deposits.

The carrying value of the cash, trade receivables and deposits totaling $1,162,592 represents Almonty’s maximum exposure to credit risk.

(c)	Liquidity risk

Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments.

As at September 30, 2026, the Company held cash of approximately $1,148,607 (of which $4,165 represented cash for use for the development of the Sangdong Mine) and a working capital position of $1,044,148 (December 31, 2025 – position of $213,175). Although Almonty has been successful in repaying liabilities in the past and issuing new debt securities, there can be no assurance that it can continue to do so. In addition, Almonty may assume additional liability in future periods or reduce its holdings of cash in connection with funding future acquisitions, existing operations, capital expenditures, dividends or in pursuing other business opportunities.

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

The Company’s level of indebtedness could have important consequences for its operations, including:

●	Almonty may need to use a large portion of its cash flow to repay the principal and pay interest on its debt, which will reduce the amount of funds available to finance its operations and other business activities; and
●	Almonty’s debt level may limit its ability to pursue other business opportunities, borrow money for operations or capital expenditures in the future or implement its business strategy.

As of September 30, 2026, Almonty had approximately $41,346 of debt maturing within the next twelve months (December 31, 2025 - $27,267).

In addition to future cash flow from operations, potential divestment and the creation of new joint ventures and partnerships, Almonty’s potential other sources of liquidity for the payment of its expenses and principal and interest payable on its debt in 2026 include issuing additional equity or unsecured debt. Almonty’s ability to reduce its indebtedness and meet its payment obligations will depend on its future financial performance, which will be impacted by financial, business, economic and other factors. Almonty will not be able to control many of these factors, such as economic conditions in the markets in which it operates. Almonty cannot be certain that its existing capital resources and future cash flow from operations will be sufficient to allow it to pay principal and interest on Almonty’s debt and meet its other obligations. If these amounts are insufficient or if there is a contravention of its debt covenants, Almonty may be required to refinance all or part of its existing debt, sell assets, borrow more money or issue additional equity. The ability of Almonty to access the bank, public debt or equity capital markets on an efficient basis may be constrained by a dislocation in the credit markets and/or capital and/or liquidity constraints in the banking, debt and/or equity markets at the time of issuance.

Almonty is also exposed to liquidity and various counterparty risks including, but not limited to: (i) Almonty’s lenders and other banking counterparties; (ii) Almonty’s insurance providers; (iii) financial institutions that hold Almonty’s cash; (iv) companies that have payables to Almonty; and (v) companies that have received deposits from Almonty for the future delivery of equipment.

Contractual undiscounted cash flow requirement for financial liabilities as at September 30, 2026 are as follows:

	Less than 1 year	1-2 years	3-4 years	After 5 years	Total
Accounts payable and accrued liabilities	74,626	-	-	-	74,626
Term and other loans – Euro	879	721	-	-	1,600
Term and other loans – US dollar	8,569	-	-	-	8,569
Promissory note	251	-	-	-	251
Convertible senior notes	15,847	31,693	27,731	1,136,800	1,212,071
Convertible debentures	9,458	-	-	-	9,458
Lease liabilities	173	244	-	-	417
Mine construction facility	30,519	55,476	51,224	47,976	185,195

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)